Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders' Equity [Member]
SHAREHOLDERS’ EQUITY
19.	SHAREHOLDERS’ EQUITY

On January 31, 2023, the shareholders of the Company approved a 1 for 40 share consolidation of the Company’s authorized and issued ordinary shares whereby every forty shares were consolidated into one share (the “2023 share consolidation”). In addition, the par value of each ordinary share increased from $0.003 to $0.12. The financial statements and all share and per share amounts have been retroactively restated to reflect the Share Consolidation. On January 31, 2023, in addition to the 2023 share consolidation, the shareholders of the Company also approved:

●	a proposal to resolve fractional entitlements to the Company’s issued ordinary shares resulting from the 2023 share consolidation – under the proposal, fractional shares will be disregarded and will not be issued to the shareholders of the Company but all such fractional shares shall be redeemed in cash for the fair value of such fractional share, with fair value being defined as the closing price of the ordinary shares on a post-share consolidation basis on the applicable trading market on the first trading date of the Company’s ordinary shares following the effectiveness of the 2023 share consolidation; and

●	an increase in the Company’s authorized ordinary shares from 7,500,000 to 300,000,000.

The 2023 share consolidation was consummated under Cayman Islands law on January 31, 2023. Below is a reconciliation of the effect of the retroactive adjustments.

Consolidated Balance Sheets as of December 31, 2022

	Pre-share consolidation	Adjustments	Post-share consolidation
(Deficit) Equity
Number of ordinary shares – authorized	300,000,000	(292,500,000)	7,500,000
Number of ordinary shares – issued and outstanding	64,770,529	(63,151,552)	1,618,977
Par value	$0.003	$0.117	$0.12

Consolidated Statements of Profit or Loss for the year ended December 31, 2022

	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.37)	$(14.60)	$(14.97)

Weighted average number of shares used in computation:
Basic and diluted	49,605,434	(48,365,582)	1,239,852

Consolidated Balance Sheets as of December 31, 2021

	Pre-share consolidation	Adjustments	Post-share consolidation
(Deficit) Equity
Number of ordinary share – authorized	300,000,000	(292,500,000)	7,500,000
Number of ordinary share – issued and outstanding	21,201,842	(20,672,076)	529,766
Par value	$0.003	$0.117	$0.12

Consolidated Statements of Profit or Loss for the year ended December 31, 2021

	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.31)	$(11.59)	$(11.90)

Weighted average number of shares used in computation:
Basic and diluted	17,537,238	(17,076,519)	460,719

Consolidated Statements of Profit or Loss for the year ended December 31, 2020

	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.18)	$(7.08)	$(7.26)

Weighted average number of shares used in computation:
Basic and diluted	17,224,232	(16,793,851)	430,381

On June 16, 2022, a total of 3,780,000 shares were issued to acquire 100% of the equity interests in Beijing Wanjia. As a result of the 2023 share consolidation, consideration became a total of 94,500 shares issued.

On June 16, 2022, a total of 9,720,000 shares were issued as a deposit to acquire 100% of the equity interests in seven Kewei Group companies. On September 13, 2022, the Company and the shareholders of seven Kewei Group companies signed a termination agreement to terminate such acquisition. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares, were returned and cancelled on February 13, 2023 (see Note 23).

On May 24, 2022, a total of 113 shares were cancelled as per shareholders’ request. As a result of the 2023 share consolidation, the cancelled shares became 2 shares.

On April 8, 2022, the Company completed another private placement with certain investors that the Company agreed to sell to such investors an aggregate of 8,739,351 ordinary shares. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 218,484 shares.

On March 14, 2022, a total of 2,142,582 shares were issued to acquire 100% of the equity interests in Shenzhen GFAI and Guangzhou GFAI. As a result of the 2023 share consolidation, consideration became a total of 53,571 shares issued.

On February 25, 2022 and April 26, 2022, the Company issued 10,000 and 10,000 ordinary shares, respectively, totally 20,000 ordinary shares to the vendor as compensation for serving the Company. As a result of the 2023 share consolidation, compensation became a total of 500 shares issued (Note 20).

On January 25, 2022, the Company granted and issued 260,000 restricted ordinary shares to certain employees under the Company’s 2022 Equity Incentive Plan. As a result of the 2023 share consolidation, the number of restricted ordinary shares issued to certain employees became a total of 6,500 shares (Note 20).

On January 20, 2022, the Company completed a private placement with certain investors to issue (i) 7,919,997 ordinary shares; and (ii) 11,879,993 ordinary shares issuable upon the exercise of warrants, at an exercise price of $1.30 per share. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 197,999 shares the exercise price of warrants became $52 to purchase 1 share.

After the two private placements and the issuance of a convertible note (Note 15), the exercise price of both the Company’s IPO warrants which was issued on September 28, 2021 and private warrants which was issued on January 20, 2022, was adjusted to $0.16 and $0.18, respectively pursuant to the antidilution provisions of warrants. As a result of the 2023 share consolidation, the exercise price was proportionately increased from $0.16 to $6.40 and from $0.18 to $7.20, respectively. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.

On July 12, 2022, the Company entered into warrant solicitation inducement letters with several investors that are existing holders of its warrants through the private placement on January 20, 2022 (“Private Warrants”) wherein the investors agreed to exercise 5,581,918 outstanding warrants to purchase an aggregate of 5,581,918 ordinary shares for cash, at an exercise price reduced by the Company from $1.15 per share to $0.238 per share. As a result of the 2023 share consolidation, the purchased ordinary shares became a total of 139,547 shares, these exercise price became $46 per share to $9.52 per share after the 2023 share consolidation adjustment. In consideration for the immediate exercise of the existing warrants for cash, the Company issued one-half (1/2) of an ordinary share for each warrant exercise. As a result, the exercising holders received approximately 2,790,959 ordinary shares as share consideration. As a result of the 2023 share consolidation, consideration became a total of 69,773 shares issued. The Company received aggregate net proceeds of approximately $1.23 million. As a result of the warrant exercise, the exercise price of the Company’s warrants issued through the initial public offering on September 28, 2021 (“Public Warrants”) is adjusted to $0.16 and the exercise price of the Company’s Private Warrants is adjusted to $0.18. As a result of the 2023 share consolidation, the exercise price was proportionately increased from $0.16 to $6.40 and from $0.18 to $7.20, respectively. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.

Including the warrant solicitation inducement, a total of 8,195,641 warrants were exercised during the year ended December 31, 2022. 6,007,942 warrants were exercised subsequently from January 1, 2023 to the date of this report. As of December 31, 2022 and the date of this report, we have an aggregate of 8,021,701 and 2,013,759 warrants issued and outstanding, respectively.

On August 20, 2021, the shareholders of the Company approved a 1 for 3 share consolidation (the “2021 share consolidation”) of the Company’s authorized and issued ordinary shares whereby every three shares were consolidated into one share. In addition, the par value of each ordinary share increased from $0.001 to $0.003. After the 2023 share consolidation, the par value of each ordinary share became $0.12. The financial statements and all share and per share amounts have been retroactively restated to reflect the 2021 share consolidation. On August 20, 2021, in addition to the 2021 share consolidation, the shareholders of the Company also approved:

●	a proposal to resolve fractional entitlements to the Company’s issued ordinary shares resulting from the Share Consolidation – under the proposal, fractional shares will be disregarded and will not be issued to the shareholders of the Company but all such fractional shares shall be redeemed in cash for the fair value of such fractional share, with fair value being defined as the closing price of the ordinary shares on a post-share consolidation basis on the applicable trading market on the first trading date of the Company’s ordinary shares following the effectiveness of the 2021 share consolidation; and

●	an increase in the Company’s authorized ordinary shares from 100,000,000 to 300,000,000. After the 2023 share consolidation, the Company’s authorized ordinary shares became 7,500,000.

On March 25, 2021, a total of 43,700 shares were issued to acquire a majority stake in Handshake. As a result of the 2021 and 2023 share consolidation, consideration became a total of 1,091 shares issued.

On September 28, 2021, the Company completed an initial public offering to issue 3,614,458 units, each unit consisting of one of our ordinary shares, par value $0.003 per share, and a warrant to purchase one ordinary share at $4.15 per unit for aggregate gross proceeds of approximately $15 million. Each ordinary share is being sold together with one warrant to purchase one ordinary share. Each whole share exercisable pursuant to the warrants will have an exercise price per share at $5.1875, equal to 125% of the initial public offering price. The warrants will be immediately exercisable and will expire on the fifth anniversary of the original issuance date. As a result of the 2023 share consolidation, the unit sold became 90,309 with par value became $0.12 per share. A warrant to purchase one ordinary share became $166 and the exercise price per share of each whole share exercisable pursuant to the warrants became $207.50.

The fair value of the warrants, determined using the Black-Scholes valuation model, was $0.46 per warrant. The significant inputs into the model were share price as shown above, the exercise price as shown above, volatility of 17.06%, expected warrant life of 5 years, and an annual risk-free interest rate of 2.5%.  The volatility measured at the standard deviation of continuously compounded share returns is based on statistical analysis of Nasdaq-100 companies between 2015 – 2019. As a result of the 2023 share consolidation, the fair value of the warrants became $18.40 per warrant.

As of December 31, 2019, 16,666,663 ordinary shares were issued at par value of $0.003, equivalent to share capital of $50,000. On February 5, 2020, the shareholders of the Company authorized an increase in the authorized shares of the Company from 16,666,663 ordinary shares to 100,000,000 ordinary shares. In March 2020, the Company issued 689,427 ordinary shares (see Note 18) at par value. Total ordinary shares issued as of December 31, 2020 was 17,356,090, equivalent to share capital of approximately $52,069. As of December 31, 2021 and 2020, subscription receivable for these shares was $50,000. There is no definitive due date to pay up the receivables. During 2020, the Company recorded a capital distribution to the controlling shareholder for approximately $380,000, representing the amount of a related party receivable/loan written off. As a result of the 2021 and 2023 share consolidation, ordinary shares issued as of December 31, 2019 became 416,442 at par value became $0.12. Shares issued in March 2020 became 17,235. The increased authorized shares of the Company became 2,500,000. Total ordinary shares issued as of December 31, 2020 became 433,677.